RELATED PARTY TRANSACTIONS (Details)		6 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)
RELATED PARTY TRANSACTIONS
Share-based compensation		$ 1,493,418
Fernie Castle
RELATED PARTY TRANSACTIONS
Corresponding expenses		$ 231,000	£ 182,500
Period of notice in advance for termination of lease without penalty		1 month	1 month
Inter-company rent income		$ 115,448
Robin Hill
RELATED PARTY TRANSACTIONS
Corresponding expenses		$ 191,000	£ 151,000
Period of notice in advance for termination of lease without penalty		1 month	1 month
Inter-company rent income		$ 95,521
Mr. Siping Xu
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	142,980
Public offering price | $ / shares	$ 1.27
Share-based compensation	$ 181,585
Mr. Mengnan Wang
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	142,980
Public offering price | $ / shares	$ 1.27
Share-based compensation	$ 181,585
Robin Hill
RELATED PARTY TRANSACTIONS
Period of notice in advance for termination of lease without penalty		1 month	1 month